PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	¥ 121,383,020		¥ 130,925,372
Transfer to intangible assets (Note 6)	(1,945)		(55,868)
Transfer from right-of-use assets and non-current assets	69,673		1,542,324
Transfer to investment properties (Note 7)	(47,419)		(139,377)
Transfer to right-of-use assets (Note 20)			(68,377)
Additions	2,597,752		3,636,512
Disposal of subsidiaries	(914,405)
Government grants	(74,051)		(81,618)
Disposals	(1,038,117)		(1,156,172)
Depreciation	(8,943,617)		(9,157,951)
Impairment loss	(3,795,420)	$ (550,284)	(4,064,673)	¥ (681,257)
Currency translation differences	41,409		2,848
Property, plant and equipment at end of period	109,276,880	15,843,658	121,383,020	130,925,372
Disposal of property, plant and equipment for capital investment	610,000
Impairment losses on property, plant and equipment	3,795,420	$ 550,284	4,064,673	681,257
Land use right assets written off	893,000
Lease liabilities written off	927,000
Disposal gain	35,000
Impairment Provision on Property, Plant and Equipment	1,694,000		4,065,000
Property, plant and equipment, pledged as security	4,967,190		5,680,508
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	226,991,133
Property, plant and equipment at end of period	226,091,204		226,991,133
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(105,608,113)
Property, plant and equipment at end of period	(116,814,324)		(105,608,113)
Buildings and infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	51,127,711		53,851,749
Reclassifications and internal transfers	1,258,516		1,614,203
Transfer from right-of-use assets and non-current assets			143,646
Transfer to investment properties (Note 7)	(47,419)		(139,377)
Additions	245,583		28,425
Disposal of subsidiaries	(275,851)
Government grants	(42,650)		(447)
Disposals	(201,361)		(136,718)
Depreciation	(2,321,947)		(2,149,404)
Impairment loss	(1,307,597)		(2,105,735)
Currency translation differences	32,739		21,369
Property, plant and equipment at end of period	48,467,724		51,127,711	53,851,749
Impairment losses on property, plant and equipment	1,307,597		2,105,735
Buildings and infrastructure | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	78,450,622
Property, plant and equipment at end of period	79,348,680		78,450,622
Buildings and infrastructure | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(27,322,911)
Property, plant and equipment at end of period	(30,880,956)		(27,322,911)
Machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	63,707,307		69,545,237
Reclassifications and internal transfers	2,494,471		1,787,874
Transfer from right-of-use assets and non-current assets	69,673		1,398,593
Additions	637,092		320,881
Disposal of subsidiaries	(622,777)
Government grants	(31,401)		(81,171)
Disposals	(588,064)		(723,183)
Depreciation	(6,381,950)		(6,768,573)
Impairment loss	(2,458,240)		(1,754,211)
Currency translation differences	8,504		(18,140)
Property, plant and equipment at end of period	56,834,615		63,707,307	69,545,237
Impairment losses on property, plant and equipment	2,458,240		1,754,211
Machinery | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	138,836,999
Property, plant and equipment at end of period	139,849,462		138,836,999
Machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(75,129,692)
Property, plant and equipment at end of period	(83,014,847)		(75,129,692)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,150,354		1,226,487
Reclassifications and internal transfers	73,713		124,273
Additions	16,474		14,386
Disposal of subsidiaries	(2,731)
Disposals	(10,265)		(14,711)
Depreciation	(172,736)		(196,094)
Impairment loss	(1,092)		(3,789)
Currency translation differences	151		(198)
Property, plant and equipment at end of period	1,053,868		1,150,354	1,226,487
Impairment losses on property, plant and equipment	1,092		3,789
Transportation facilities | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	2,888,838
Property, plant and equipment at end of period	2,865,120		2,888,838
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,738,484)
Property, plant and equipment at end of period	(1,811,252)		(1,738,484)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	422,674		395,840
Reclassifications and internal transfers	264,322		66,887
Transfer from right-of-use assets and non-current assets			85
Additions	36,798		9,954
Disposal of subsidiaries	(13,046)
Disposals	(2,950)		(5,726)
Depreciation	(66,984)		(43,880)
Impairment loss	(178)		(303)
Currency translation differences	15		(183)
Property, plant and equipment at end of period	640,651		422,674	395,840
Impairment losses on property, plant and equipment	178		303
Office and other equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	972,191
Property, plant and equipment at end of period	1,228,931		972,191
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(549,517)
Property, plant and equipment at end of period	(588,280)		(549,517)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	4,974,974		5,906,059
Reclassifications and internal transfers	(4,091,022)		(3,593,237)
Transfer to intangible assets (Note 6)	(1,945)		(55,868)
Transfer to right-of-use assets (Note 20)			(68,377)
Additions	1,661,805		3,262,866
Disposals	(235,477)		(275,834)
Impairment loss	(28,313)		(200,635)
Property, plant and equipment at end of period	2,280,022		4,974,974	¥ 5,906,059
Impairment losses on property, plant and equipment	28,313		200,635
Construction in progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	5,842,483
Property, plant and equipment at end of period	2,799,011		5,842,483
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(867,509)
Property, plant and equipment at end of period	(518,989)		(867,509)
Alumina production line and the related facilities
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	(2,101,000)
Impairment losses on property, plant and equipment	2,101,000
In process applications, Ownership certificates of buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	4,904,000
Property, plant and equipment at end of period	¥ 4,822,000		¥ 4,904,000